Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of material related party transactions

		For the year ended December 31,
		2018	2019	2020
		RMB	RMB	RMB	US$
Services received from:	(a)
Kingsoft Group		19,532	23,804	23,897	3,662
Tencent Group		70,867	73,655	51,147	7,839
OrionStar Group		—	16,857	10,793	1,654
Services provided to:	(ii)
Tencent Group		197,992	176,099	73,462	11,259
OrionStar Group		21,903	20,242	4,207	645
Pixiu Group		6,900	13,450	2,033	312
Live.me Group		—	4,796	27,376	4,196
Purchase of products and equipment:
OrionStar Group	(iii)	9,136	98,197	87,090	13,347
Loans and investments provided to:
OrionStar Group	(iv)	236,193	450,486	—	—
Pixiu Group	(v)	33,620	69,402	7,085	1,086
Shenzhen Feipai	(v)	13,000	3,000	2,500	383
Others	(v)	—	59,816	—	—
Selling business to:
Live.me Group		—	—	11,060	1,695

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including promotion, technical support services and other services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion and technical support services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.

(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support and other services.

(iii)	The Group entered into a distributorship and cooperation agreement with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
(iv)
In 2018, the Group acquired additional preferred share of Beijing OrionStar, through the exercise of part of two-year
warrant. In 2019, the Group acquired additional preferred share of Beijing OrionStar by virtue of the exercise of all our remaining warrants during Beijing OrionStar’s series B corporate financing transactions.

(v)
The Group entered into loan agreements with Pixiu Group including a
3-year
capital allocation loan which latest termination date is January 2021 and revolving loan. The Group entered into convertible loans agreements with Shenzhen Feipai which were fully impaired as of December 31, 2020. Except for the mentioned related parties, the Group provided investments to several investees with investment agreements.

Amount due from related parties
Schedule of material related party transactions

	As of December 31,
	2019	2020
	RMB	RMB	US$
Live.me Group	87,302	78,008	11,955
Tencent Group	67,044	49,474	7,582
Pixiu Group	49,788	50,674	7,766
OrionStar Group	42,352	26,280	4,028
Kingsoft Group	3,138	3,150	483
Other related parties (i)	9,164	20,259	3,105

Total	258,788	227,845	34,919

(i)
As of December 31, 2019 and 2020, the amount of due from related parties included convertible loans of RMB21,000 and RMB21,000 (US$3,218) to a related party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with
ASC 810
, the related party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2019 and 2020, the convertible loan has been fully impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the related-party that most significantly impact its economic performance.

Amount due to related parties
Schedule of material related party transactions

	As of December 31,
	2019	2020
	RMB	RMB	US$
OrionStar Group	32,368	8,752	1,340
Tencent Group	29,757	22,573	3,459
Live.me Group	17,509	662	101
Kingsoft Group	8,683	6,811	1,044
Other related parties	3,893	10,140	1,556

Total	92,210	48,938	7,500